RELATED PARTY TRANSACTIONS (Narrative) (Details) - 12 months ended Dec. 31, 2016	USD ($) $ / shares shares	CAD / shares
Related Party Transactions 1	$ 256,319
Related Party Transactions 2	201,097
Related Party Transactions 3	$ 144,394
Related Party Transactions 4	50.00%
Related Party Transactions 5	$ 127,348
Related Party Transactions 6	100,548
Related Party Transactions 7	72,197
Related Party Transactions 8	47,792
Related Party Transactions 9	51,096
Related Party Transactions 10	28,974
Related Party Transactions 11	5,000
Related Party Transactions 12	10,000
Related Party Transactions 13	0
Related Party Transactions 14	0
Related Party Transactions 15	97,493
Related Party Transactions 16	$ 97,493
Related Party Transactions 17 | shares	400,000
Related Party Transactions 18 | $ / shares	$ 0.31
Related Party Transactions 19	$ 89,643
Related Party Transactions 20 | shares	250,000
Related Party Transactions 21 | $ / shares	$ 0.15
Related Party Transactions 22	$ 18,175
Related Party Transactions 23 | shares	108,000
Related Party Transactions 24 | $ / shares	$ 0.43
Related Party Transactions 25	$ 22,489
Related Party Transactions 26 | shares	1,231,000
Related Party Transactions 27 | CAD / shares		CAD 0.15
Related Party Transactions 28 | shares	424,000
Related Party Transactions 29 | CAD / shares		0.225
Related Party Transactions 30	$ 106,283
Related Party Transactions 31 | shares	2,147,000
Related Party Transactions 32 | CAD / shares		CAD 0.50
Related Party Transactions 33	$ 54,581